Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of lease obligations

Lease obligations as at December 31 are as follows:

	2020			2019
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	13,994	8,542	22,536	16,972	8,900	25,872
Total	13,994	8,542	22,536	16,972	8,900	25,872

Schedule of non-current payment obligations under leases by maturity

The detail, by maturity, of the non-current payment obligations under leases as of December 31, 2020 is as follows:

	2022	2023	2024	2025	2026 and after	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	6,177	4,319	1,287	824	1,387	13,994
Total	6,177	4,319	1,287	824	1,387	13,994

Schedule of minimum lease payments

	Undiscounted minimum lease payments		Present value of minimum lease payments
	2020	2019	2020	2019
	US$'000	US$'000	US$'000	US$'000
Within 1 year	8,836	10,161	8,542	8,900
Between 1 and 5 years	13,488	17,569	12,608	16,256
After 5 years	1,748	911	1,386	716
Total minimum lease payments	24,072	28,641	22,536	25,872
Less: amounts representing finance lease charges	1,536	2,769	—	—
Present value of minimum lease payments	22,536	25,872	22,536	25,872

Schedule of effect on components of consolidated financial statements

2020
US$'000
Balance at December 31, 2019	(25,872)
Additions	(5,471)
Disposals and other	102
Interest	(1,358)
Lease payments	11,673
Exchange differences	(1,610)
Balance at December 31, 2020	(22,536)

Schedule of leases presented in the statement of financial position

2020
US$'000
Non-current assets
Leased land and buildings	17,588
Leased plant and machinery	24,446
Accumulated depreciation	(22,498)

Non-current liabilities
Lease liabilities	(13,994)

Current liabilities
Lease liabilities	(8,542)

Schedule of leases presented in the consolidated income statement

2020
US$'000
Depreciation and amortization charges, operating allowances and write-downs
Depreciation of right of use assets	10,112

Finance costs
Interest expense on lease liabilities	1,358

Exchange differences
Currency translation gains on lease liabilities	(1,610)
Currency translation losses on right of use assets	2,138

Schedule of leases presented in the statement of cash flows

2020
US$'000
Payments for:
Principal	10,315
Interest	1,358